DISCONTINUED OPERATIONS (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	May 17, 2019	Aug. 31, 2017 CNY (¥)	Aug. 16, 2017 CNY (¥)
Disposal Group, Including Discontinued Operation, Consideration						¥ 421,000
Equity Method Investment, Ownership Percentage					49.00%	49.00%
Disposal Group Including Discontinued Operation, Consideration Allocated to Disposed Entities						¥ 347,085
Disposal Group Including Discontinued Operation, Consideration Allocated to Office Building						¥ 73,915
Proceeds from Divestiture of Businesses and Interests in Affiliates				¥ 45,400
Securities Loaned, Amount Offset Against Collateral				142,000
Notes Payable, Amount Offset Against Collateral				121,485
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 0	¥ 0	¥ 0	(3,282)
Beijing Origin Seeds Limited [Member]
Equity Method Investment, Ownership Percentage		100.00%
Deposits [Member]
Proceeds from Divestiture of Businesses and Interests in Affiliates				¥ 10,000
First Closing [Member] | Beijing Origin Seeds Limited [Member]
Subsidiary or Equity Method Investee, Cumulative Proceeds Receivable		¥ 221,000
Subsidiary or Equity Method Investee, Proceeds Receivable by cash		79,000
Subsidiary or Equity Method Investee, Proceeds To Be Settled For Bank Loans		142,000
Second Closing [Member] | Beijing Origin Seeds Limited [Member]
Subsidiary or Equity Method Investee, Cumulative Proceeds Receivable By Cash		200,000
Subsidiary or Equity Method Investee, Proceeds to be Settled For Outstanding Payables		¥ 150,000
Minimum [Member]
Disposal Group, Including Discontinued Operation, Consideration							¥ 400,000
Maximum [Member]
Disposal Group, Including Discontinued Operation, Consideration							¥ 421,000
Denong [Member]
Equity Method Investment, Ownership Percentage		98.58%
Changchun Origin [Member]
Equity Method Investment, Ownership Percentage		100.00%
Linze Origin [Member]
Equity Method Investment, Ownership Percentage		100.00%